SHAREHOLDERS' EQUITY - Ordinary Shares (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 vote $ / shares shares	Dec. 31, 2022 Vote vote $ / shares shares	Jun. 30, 2022 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	355,309,046	355,309,046		355,309,046
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, votes per share | vote		1
Common stock, issued (in shares)	98,370,492	98,078,356		99,067,159
Common stock, outstanding (in shares)	98,370,492	98,078,356		99,067,159
Class A ordinary stock subject to possible redemption, issued (in shares)	108,721,433	108,721,433		108,721,433
Class A ordinary stock subject to possible redemption, outstanding (in shares)	108,721,433	108,721,433	108,721,433	108,721,433	107,634,678
Class A ordinary share
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	8,000,000	8,000,000		8,000,000
Common stock, issued (in shares)	8,000,000	8,000,000		8,000,000
Common stock, outstanding (in shares)	8,000,000	8,000,000		8,000,000
Class A ordinary share | Aurora Acquisition Corp
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000		500,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, votes per share | Vote		1
Class A ordinary shares subject to possible redemption | Aurora Acquisition Corp
SHAREHOLDERS' EQUITY
Class A ordinary stock subject to possible redemption, issued (in shares)		24,300,287
Class A ordinary stock subject to possible redemption, outstanding (in shares)	212,598	24,300,287		24,300,287
Class A ordinary shares not subject to possible redemption | Aurora Acquisition Corp
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Ordinary shares, votes per share | vote	1
Common stock, issued (in shares)	1,836,240	3,500,000		3,500,000
Common stock, outstanding (in shares)	1,836,240	3,500,000		3,500,000
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	192,457,901	192,457,901		192,457,901
Common stock, issued (in shares)	56,089,586	56,089,586		56,089,586
Common stock, outstanding (in shares)	56,089,586	56,089,586		56,089,586
Class B ordinary shares | Aurora Acquisition Corp
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	50,000,000	50,000,000		50,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, votes per share	1	1
Common stock, issued (in shares)	6,950,072	6,950,072		6,950,072
Common stock, outstanding (in shares)	6,950,072	6,950,072		6,950,072
Shares subject to forfeiture	249,928	249,928
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	20.00%	20.00%
Ratio to be applied to the stock in the conversion	20	20